Organization and Principal Activities - Schedule of Information About Company's Major Subsidiary and VIE (Details)	12 Months Ended
Dec. 31, 2020
Subsidiary
Organization And Principal Activities [Line Items]
Name	Shanghai Yiqi Zuoye Information TechnologyCo., Ltd. ("Shanghai WFOE")
Later of date of establishment or acquisition	Apr. 23, 2013
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIEs
Organization And Principal Activities [Line Items]
Name	Shanghai Hexu Information TechnologyCo., Ltd. ("Shanghai VIE")
Later of date of establishment or acquisition	Dec. 03, 2012
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services